Related Party Transactions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Royalty fee as a percent of customer revenues	0.175%
Royalty expense	$ 1	$ 2	$ 2
Related Party Costs	1
Due to Parent	1
Directly Charged Corporate Expenses [Member]
Related party transactions
Corporate expenses	14	13	12
Allocated Corporate Expenses [Member]
Related party transactions
Corporate expenses	35	47	45
Health Insurance Coverage Premiums [Member]
Related party transactions
Insurance expense	6	8	6
Risk Management Insurance Policies [Member]
Related party transactions
Insurance expense	$ 2	$ 3	$ 4